Distribution Date:	04/17/24	JPMBB Commercial Mortgage Securities Trust 2014-C26
Determination Date:	04/11/24
Next Distribution Date:	05/17/24
Record Date:	03/28/24	Commercial Mortgage Pass-Through Certificates
Series 2014-C26

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	CWCapital Asset Management LLC
Bond / Collateral Reconciliation - Balances	8		Attention: Brian Hanson	(202) 715-9500	CWCAMContractNotices@cwcapital.com
Current Mortgage Loan and Property Stratification	9-13		900 19th Street NW, 8th Floor | Washington, DC 20006 | United States
Mortgage Loan Detail (Part 1)	14-15	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	16-17		Don Simon	(203) 660-6100
Principal Prepayment Detail	18		PO Box 4839 | Greenwich, CT 06831 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	22
Specially Serviced Loan Detail - Part 2	23
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46643TAY8	1.596200%	59,050,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46643TAZ5	3.018500%	211,650,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46643TBA9	3.231200%	300,000,000.00	211,478,269.62	145,165.57	569,440.49	0.00	0.00	714,606.06	211,333,104.05	42.88%	30.00%
A-4	46643TBJ0	3.494300%	337,579,000.00	337,579,000.00	0.00	983,001.92	0.00	0.00	983,001.92	337,579,000.00	42.88%	30.00%
A-SB	46643TBB7	3.288400%	106,446,000.00	12,918,910.00	6,677,035.42	35,402.12	0.00	0.00	6,712,437.54	6,241,874.58	42.88%	30.00%
A-S	46643TBE1	3.799600%	94,224,000.00	94,224,000.00	0.00	298,344.59	0.00	0.00	298,344.59	94,224,000.00	33.19%	23.50%
B	46643TBF8	3.950800%	67,045,000.00	67,045,000.00	0.00	220,734.49	0.00	0.00	220,734.49	67,045,000.00	26.29%	18.87%
C	46643TBG6	4.510093%	48,924,000.00	48,924,000.00	0.00	183,876.50	0.00	0.00	183,876.50	48,924,000.00	21.26%	15.50%
D	46643TAL6	4.010093%	106,908,000.00	106,908,000.00	0.00	357,259.20	0.00	0.00	357,259.20	106,908,000.00	10.26%	8.13%
E	46643TAN2	4.000000%	34,428,000.00	34,428,000.00	0.00	114,760.00	0.00	0.00	114,760.00	34,428,000.00	6.72%	5.75%
F*	46643TAQ5	4.000000%	25,369,000.00	25,369,000.00	0.00	44,499.00	0.00	0.00	44,499.00	25,369,000.00	4.11%	4.00%
NR	46643TAS1	4.000000%	57,983,872.00	46,447,316.63	0.00	0.00	0.00	6,536,715.86	0.00	39,910,600.77	0.00%	0.00%
HOW	46643TAU6	4.989700%	10,000,000.00	10,000,000.00	0.00	42,966.86	0.00	0.00	42,966.86	10,000,000.00	0.00%	0.00%
R	46643TAW2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,459,606,873.00	995,321,496.25	6,822,200.99	2,850,285.17	0.00	6,536,715.86	9,672,486.16	981,962,579.40

X-A	46643TBC5	1.060800%	1,108,949,000.00	656,200,179.62	0.00	580,080.86	83,240.67	0.00	663,321.53	649,377,978.63
X-B	46643TBD3	0.559293%	67,045,000.00	67,045,000.00	0.00	31,248.18	0.00	0.00	31,248.18	67,045,000.00
X-C	46643TAA0	0.000000%	48,924,000.00	48,924,000.00	0.00	0.00	0.00	0.00	0.00	48,924,000.00
X-D	46643TAC6	0.500000%	106,908,000.00	106,908,000.00	0.00	44,545.00	0.00	0.00	44,545.00	106,908,000.00
X-E	46643TAE2	0.510093%	34,428,000.00	34,428,000.00	0.00	14,634.57	0.00	0.00	14,634.57	34,428,000.00
X-F	46643TAG7	0.510093%	25,369,000.00	25,369,000.00	0.00	10,783.80	0.00	0.00	10,783.80	25,369,000.00
X-NR	46643TAJ1	0.510093%	57,983,872.00	46,447,316.63	0.00	19,743.72	0.00	0.00	19,743.72	39,910,600.77
Notional SubTotal			1,449,606,872.00	985,321,496.25	0.00	701,036.13	83,240.67	0.00	784,276.80	971,962,579.40

Deal Distribution Total					6,822,200.99	3,551,321.30	83,240.67	6,536,715.86	10,456,762.96

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46643TAY8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46643TAZ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46643TBA9	704.92756540	0.48388523	1.89813497	0.00000000	0.00000000	0.00000000	0.00000000	2.38202020	704.44368017
A-4	46643TBJ0	1,000.00000000	0.00000000	2.91191668	0.00000000	0.00000000	0.00000000	0.00000000	2.91191668	1,000.00000000
A-SB	46643TBB7	121.36585687	62.72697349	0.33258291	0.00000000	0.00000000	0.00000000	0.00000000	63.05955639	58.63888338
A-S	46643TBE1	1,000.00000000	0.00000000	3.16633331	0.00000000	0.00000000	0.00000000	0.00000000	3.16633331	1,000.00000000
B	46643TBF8	1,000.00000000	0.00000000	3.29233336	0.00000000	0.00000000	0.00000000	0.00000000	3.29233336	1,000.00000000
C	46643TBG6	1,000.00000000	0.00000000	3.75841100	0.00000000	0.00000000	0.00000000	0.00000000	3.75841100	1,000.00000000
D	46643TAL6	1,000.00000000	0.00000000	3.34174430	0.00000000	0.00000000	0.00000000	0.00000000	3.34174430	1,000.00000000
E	46643TAN2	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
F	46643TAQ5	1,000.00000000	0.00000000	1.75406993	1.57926327	20.19895305	0.00000000	0.00000000	1.75406993	1,000.00000000
NR	46643TAS1	801.03854793	0.00000000	0.00000000	2.67012851	74.17949529	0.00000000	112.73334523	0.00000000	688.30520269
HOW	46643TAU6	1,000.00000000	0.00000000	4.29668600	0.00000000	0.00000100	0.00000000	0.00000000	4.29668600	1,000.00000000
R	46643TAW2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46643TBC5	591.73161220	0.00000000	0.52309066	0.00000000	0.00000000	0.07506267	0.00000000	0.59815332	585.57966023
X-B	46643TBD3	1,000.00000000	0.00000000	0.46607771	0.00000000	0.00000000	0.00000000	0.00000000	0.46607771	1,000.00000000
X-C	46643TAA0	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46643TAC6	1,000.00000000	0.00000000	0.41666667	0.00000000	0.00000000	0.00000000	0.00000000	0.41666667	1,000.00000000
X-E	46643TAE2	1,000.00000000	0.00000000	0.42507755	0.00000000	0.00000000	0.00000000	0.00000000	0.42507755	1,000.00000000
X-F	46643TAG7	1,000.00000000	0.00000000	0.42507785	0.00000000	0.00000000	0.00000000	0.00000000	0.42507785	1,000.00000000
X-NR	46643TAJ1	801.03854793	0.00000000	0.34050365	0.00000000	0.00000000	0.00000000	0.00000000	0.34050365	688.30520269

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	03/01/24 - 03/30/24	30	0.00	569,440.49	0.00	569,440.49	0.00	0.00	0.00	569,440.49	0.00
A-4	03/01/24 - 03/30/24	30	0.00	983,001.92	0.00	983,001.92	0.00	0.00	0.00	983,001.92	0.00
A-SB	03/01/24 - 03/30/24	30	0.00	35,402.12	0.00	35,402.12	0.00	0.00	0.00	35,402.12	0.00
X-A	03/01/24 - 03/30/24	30	0.00	580,080.86	0.00	580,080.86	0.00	0.00	0.00	580,080.86	0.00
X-B	03/01/24 - 03/30/24	30	0.00	31,248.18	0.00	31,248.18	0.00	0.00	0.00	31,248.18	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	03/01/24 - 03/30/24	30	0.00	44,545.00	0.00	44,545.00	0.00	0.00	0.00	44,545.00	0.00
X-E	03/01/24 - 03/30/24	30	0.00	14,634.57	0.00	14,634.57	0.00	0.00	0.00	14,634.57	0.00
X-F	03/01/24 - 03/30/24	30	0.00	10,783.80	0.00	10,783.80	0.00	0.00	0.00	10,783.80	0.00
X-NR	03/01/24 - 03/30/24	30	0.00	19,743.72	0.00	19,743.72	0.00	0.00	0.00	19,743.72	0.00
A-S	03/01/24 - 03/30/24	30	0.00	298,344.59	0.00	298,344.59	0.00	0.00	0.00	298,344.59	0.00
B	03/01/24 - 03/30/24	30	0.00	220,734.49	0.00	220,734.49	0.00	0.00	0.00	220,734.49	0.00
C	03/01/24 - 03/30/24	30	0.00	183,876.50	0.00	183,876.50	0.00	0.00	0.00	183,876.50	0.00
D	03/01/24 - 03/30/24	30	0.00	357,259.20	0.00	357,259.20	0.00	0.00	0.00	357,259.20	0.00
E	03/01/24 - 03/30/24	30	0.00	114,760.00	0.00	114,760.00	0.00	0.00	0.00	114,760.00	0.00
F	03/01/24 - 03/30/24	30	472,362.91	84,563.33	0.00	84,563.33	40,064.33	0.00	0.00	44,499.00	512,427.24
NR	03/01/24 - 03/30/24	30	4,146,389.97	154,824.39	0.00	154,824.39	154,824.39	0.00	0.00	0.00	4,301,214.36
HOW	03/01/24 - 03/31/24	31	0.01	42,966.86	0.00	42,966.86	0.00	0.00	0.00	42,966.86	0.01
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			4,618,752.89	3,746,210.02	0.00	3,746,210.02	194,888.72	0.00	0.00	3,551,321.30	4,813,641.61

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46643TBE1	3.799600%	94,224,000.00	94,224,000.00	0.00	298,344.59	0.00	0.00	298,344.59	94,224,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46643TBF8	3.950800%	67,045,000.00	67,045,000.00	0.00	220,734.49	0.00	0.00	220,734.49	67,045,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46643TBG6	4.510093%	48,924,000.00	48,924,000.00	0.00	183,876.50	0.00	0.00	183,876.50	48,924,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			210,193,000.03	210,193,000.00	0.00	702,955.58	0.00	0.00	702,955.58	210,193,000.00

Exchangeable Certificate Details
EC	46643TBH4	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	10,456,762.96
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,759,035.78	Master Servicing Fee	8,089.63
Interest Reductions due to Nonrecoverability Determination	(178,449.64)	Certificate Administrator Fee	2,653.82
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	428.04
ARD Interest	0.00	Senior Trust Advisor Fee	1,455.32
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00	Total Fees	12,626.81
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,580,586.14

Principal		Expenses/Reimbursements
Scheduled Principal	1,744,771.54	Reimbursement for Interest on Advances	303.07
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	11,614,145.31	Special Servicing Fees (Monthly)	15,254.92
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,080.03
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	6,536,715.86
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	13,358,916.85	Total Expenses/Reimbursements	6,553,353.88

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	83,240.67	Interest Distribution	3,551,321.30
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	6,822,200.99
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	83,240.67
		Borrower Option Extension Fees	0.00
Total Other Collected	83,240.67	Total Payments to Certificateholders and Others	10,456,762.96
Total Funds Collected	17,022,743.66	Total Funds Distributed	17,022,743.65

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	985,321,496.26	985,321,496.26	Beginning Certificate Balance	995,321,496.25
(-) Scheduled Principal Collections	1,744,771.54	1,744,771.54	(-) Principal Distributions	6,822,200.99
(-) Unscheduled Principal Collections	11,614,145.31	11,614,145.31	(-) Realized Losses	6,536,715.86
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	6,536,715.86
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	971,962,579.41	971,962,579.41	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	989,173,039.69	989,173,039.69	Ending Certificate Balance	981,962,579.40
Ending Actual Collateral Balance	975,910,083.27	975,910,083.27

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.01)
Beginning Cumulative Advances	3,523,301.88	0.00	UC / (OC) Change	0.00
Current Period Advances	6,536,715.86	0.00	Ending UC / (OC)	(0.01)
Ending Cumulative Advances	10,060,017.74	0.00	Net WAC Rate	4.51%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	17	273,299,968.67	28.12%	7	4.4801	NAP	Defeased	17	273,299,968.67	28.12%	7	4.4801	NAP
	9,999,999 or less	12	67,793,167.83	6.97%	7	4.5226	1.692681	1.35 or less	8	232,468,827.88	23.92%	8	4.5509	0.808983
10,000,000 to 19,999,999		5	64,726,837.58	6.66%	7	4.4116	1.874481	1.36 to 1.45	4	74,598,825.40	7.68%	7	4.5544	1.418964
20,000,000 to 24,999,999		4	86,878,131.05	8.94%	6	4.7212	1.509406	1.46 to 1.55	3	80,772,828.96	8.31%	7	4.3267	1.502643
25,000,000 to 49,999,999		9	320,195,064.39	32.94%	8	4.4394	1.241511	1.56 to 1.65	2	9,510,895.73	0.98%	8	4.4475	1.572703
	50,000,000 or greater	2	159,069,409.89	16.37%	7	3.8490	2.496495	1.66 to 1.80	5	109,944,353.71	11.31%	7	4.3857	1.758407
	Totals	49	971,962,579.41	100.00%	7	4.3833	1.606689	1.81 to 2.00	3	25,082,406.22	2.58%	7	4.2108	1.879090
								2.01 or greater	7	166,284,472.84	17.11%	6	3.9617	2.953683
								Totals	49	971,962,579.41	100.00%	7	4.3833	1.606689
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	34	273,299,968.67	28.12%	7	4.4801	NAP
							Defeased	34	273,299,968.67	28.12%	7	4.4801	NAP
Arizona	1	2,570,483.06	0.26%	7	4.7700	1.580000
							Industrial	1	8,401,694.79	0.86%	7	4.2800	1.940000
California	4	47,511,905.43	4.89%	6	4.6397	1.785645
							Lodging	14	164,523,984.35	16.93%	8	4.6870	1.312247
Colorado	1	6,906,398.38	0.71%	8	4.3090	2.270000
							Mixed Use	1	18,057,425.34	1.86%	7	4.2400	1.770000
Connecticut	1	20,902,471.15	2.15%	6	4.7900	0.630000
							Mobile Home Park	2	13,780,112.27	1.42%	4	4.4646	2.434353
Delaware	1	8,035,454.36	0.83%	8	4.5000	2.120000
							Multi-Family	1	6,487,426.47	0.67%	8	4.4850	1.370000
Florida	9	105,038,803.48	10.81%	7	4.5286	1.474010
							Office	8	313,043,460.91	32.21%	7	4.2036	1.854254
Georgia	2	12,303,131.86	1.27%	7	4.5726	1.616768
							Retail	10	167,462,108.23	17.23%	7	4.2762	1.547380
Illinois	1	12,911,699.89	1.33%	7	4.0435	1.810000
							Self Storage	1	6,906,398.38	0.71%	8	4.3090	2.270000
Indiana	1	6,441,860.46	0.66%	6	4.9400	0.350000
							Totals	72	971,962,579.41	100.00%	7	4.3833	1.606689
Kentucky	2	66,287,131.29	6.82%	8	4.5772	1.559962

Massachusetts	1	22,194,047.80	2.28%	6	4.5150	2.230000

Missouri	1	43,632,227.59	4.49%	6	4.0610	1.500000

New Jersey	2	14,244,711.57	1.47%	7	4.6300	1.251944

New York	4	159,754,202.30	16.44%	7	3.8816	2.541551

Pennsylvania	2	66,829,185.37	6.88%	9	4.3303	1.008057

Rhode Island	1	8,401,694.79	0.86%	7	4.2800	1.940000

Texas	2	53,145,951.35	5.47%	8	4.4645	0.726674

West Virginia	1	8,358,015.16	0.86%	7	4.5270	1.450000

Wisconsin	1	33,193,235.45	3.42%	8	4.6400	1.510000

Totals	72	971,962,579.41	100.00%	7	4.3833	1.606689

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	17	273,299,968.67	28.12%	7	4.4801	NAP	Defeased	17	273,299,968.67	28.12%	7	4.4801	NAP
	4.40000% or less	12	362,925,433.99	37.34%	7	4.0503	1.919520	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	8	182,899,205.74	18.82%	8	4.5011	1.405973	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	7	80,892,887.64	8.32%	7	4.6791	1.258329	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	4	41,923,560.33	4.31%	6	4.9521	1.625491	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% or greater	1	30,021,523.04	3.09%	8	5.2200	1.270000	49 months or greater	32	698,662,610.74	71.88%	7	4.3455	1.662974
	Totals	49	971,962,579.41	100.00%	7	4.3833	1.606689	Totals	49	971,962,579.41	100.00%	7	4.3833	1.606689
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	17	273,299,968.67	28.12%	7	4.4801	NAP	Defeased	17	273,299,968.67	28.12%	7	4.4801	NAP
	60 months or less	32	698,662,610.74	71.88%	7	4.3455	1.662974	Interest Only	1	100,000,000.00	10.29%	6	3.5800	3.410000
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	31	598,662,610.74	61.59%	7	4.4734	1.371152
	Totals	49	971,962,579.41	100.00%	7	4.3833	1.606689	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	49	971,962,579.41	100.00%	7	4.3833	1.606689
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	17	273,299,968.67	28.12%	7	4.4801	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	32	698,662,610.74	71.88%	7	4.3455	1.662974
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	971,962,579.41	100.00%	7	4.3833	1.606689
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30308613	OF	New York	NY	Actual/360	3.580%	308,277.78	0.00	0.00	N/A	10/06/24	--	100,000,000.00	100,000,000.00	04/06/24
2	30308614	OF	Philadelphia	PA	Actual/360	4.305%	219,306.90	96,342.12	0.00	N/A	01/01/25	--	59,165,752.01	59,069,409.89	04/01/24
4	30308616	OF	Houston	TX	Actual/360	4.485%	0.00	0.00	0.00	N/A	12/01/24	--	46,205,538.68	46,205,538.68	12/01/19
5	30308617	LO	Various	Various	Actual/360	4.527%	168,475.92	84,398.78	0.00	N/A	11/01/24	--	43,218,346.30	43,133,947.52	04/01/24
6	30308618	RT	Chesterfield	MO	Actual/360	4.061%	152,845.06	75,600.83	0.00	N/A	10/06/24	--	43,707,828.42	43,632,227.59	04/06/24
7	30308619	OF	Atlanta	GA	Actual/360	4.600%	158,033.81	76,500.99	0.00	N/A	12/01/24	--	39,896,332.91	39,819,831.92	04/01/24
8	30308620	RT	Simpsonville	KY	30/360	4.045%	122,560.31	93,445.65	0.00	N/A	12/01/24	--	36,359,053.90	36,265,608.25	04/01/24
12	30308624	OF	Madison	WI	Actual/360	4.640%	132,878.54	63,350.80	0.00	N/A	12/05/24	--	33,256,586.25	33,193,235.45	04/05/24
13	30308625	MF	Various	Various	Actual/360	4.411%	126,551.92	74,522.03	0.00	N/A	11/06/24	--	33,317,505.14	33,242,983.11	04/06/24
14	30308626	OF	Rosemont	IL	Actual/360	4.220%	116,674.87	65,870.10	0.00	N/A	11/01/24	--	32,107,439.41	32,041,569.31	04/01/24
15	30308627	LO	Orlando	FL	Actual/360	4.400%	121,226.24	59,047.69	0.00	N/A	12/06/24	--	31,995,195.17	31,936,147.48	04/06/24
16	30308628	MF	Takoma Park	MD	Actual/360	4.410%	109,206.99	66,266.13	0.00	N/A	11/06/24	--	28,757,601.97	28,691,335.84	04/06/24
17	30308629	LO	Lexington	KY	Actual/360	5.220%	135,180.21	51,937.78	0.00	N/A	12/01/24	--	30,073,460.82	30,021,523.04	04/01/24
18	30308630	MF	Various	NC	Actual/360	4.411%	109,914.48	64,724.83	0.00	N/A	11/06/24	--	28,937,344.73	28,872,619.90	04/06/24
19	30308631	RT	Staten Island	NY	Actual/360	4.405%	107,890.24	52,447.78	0.00	N/A	12/06/24	--	28,443,107.01	28,390,659.23	04/06/24
20	30308632	OF	San Francisco	CA	Actual/360	5.000%	91,712.44	104,913.92	0.00	N/A	09/05/24	--	21,300,954.32	21,196,040.40	04/05/24
21	30308633	OF	Rye	NY	Actual/360	4.332%	102,438.32	44,724.54	0.00	N/A	12/06/24	--	27,460,901.69	27,416,177.15	03/06/24
22	30308634	LO	Fort Lauderdale	FL	Actual/360	4.599%	89,608.59	43,400.91	0.00	N/A	12/01/24	--	22,628,972.61	22,585,571.70	04/01/24
23	30308635	OF	Dedham	MA	Actual/360	4.515%	86,426.21	35,392.26	0.00	N/A	10/06/24	--	22,229,440.06	22,194,047.80	04/06/24
24	30308636	MF	Charleston	WV	Actual/360	4.410%	76,970.58	43,353.85	0.00	N/A	11/05/24	--	20,268,749.65	20,225,395.80	04/05/24
25	30308637	RT	Newington	CT	Actual/360	4.790%	86,379.38	39,395.28	0.00	N/A	10/01/24	--	20,941,866.43	20,902,471.15	12/01/22
26	30308638	MF	Various	FL	Actual/360	4.651%	67,677.34	30,067.57	0.00	N/A	11/01/24	--	16,899,823.60	16,869,756.03	04/01/24
27	30308639	MU	Irvine	CA	Actual/360	4.240%	66,047.32	32,223.61	0.00	N/A	11/06/24	--	18,089,648.95	18,057,425.34	04/06/24
28	30308640	MF	Lewisville	TX	Actual/360	4.750%	69,743.29	32,499.59	0.00	N/A	09/06/24	--	17,050,990.77	17,018,491.18	04/06/24
34	30308646	RT	Peoria	IL	Actual/360	4.043%	45,046.03	25,488.77	0.00	N/A	11/01/24	--	12,937,188.66	12,911,699.89	04/01/24
35	30308647	LO	Riverview	FL	Actual/360	4.900%	50,324.59	33,048.47	0.00	N/A	12/01/24	--	11,926,828.23	11,893,779.76	04/01/24
36	30308648	MH	Sebastian	FL	Actual/360	4.390%	43,152.26	26,871.59	0.00	N/A	08/01/24	--	11,415,104.15	11,388,232.56	04/01/24
37	30308649	LO	Westampton	NJ	Actual/360	4.630%	41,908.84	35,817.87	0.00	N/A	12/05/24	--	10,511,517.90	10,475,700.03	04/05/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
38	30308650	MH	Stockbridge	GA	Actual/360	4.600%	44,597.08	25,378.88	0.00	N/A	10/01/24	--	11,258,728.84	11,233,349.96	04/01/24
39	30308651	RT	Irondale	AL	Actual/360	4.310%	41,370.91	22,543.28	0.00	N/A	11/05/24	--	11,147,015.65	11,124,472.37	04/05/24
41	30308653	IN	Frederick	MD	Actual/360	4.280%	33,171.00	21,135.75	0.00	N/A	11/05/24	--	9,000,271.82	8,979,136.07	04/05/24
42	30308654	IN	Rumford	RI	Actual/360	4.280%	31,027.96	17,107.57	0.00	N/A	11/05/24	--	8,418,802.36	8,401,694.79	04/05/24
43	30308655	LO	Dover	DE	Actual/360	4.500%	31,207.89	18,193.93	0.00	N/A	12/01/24	--	8,053,648.29	8,035,454.36	04/01/24
44	30308656	OF	Marlborough	MA	Actual/360	4.415%	31,697.62	8,337,517.27	0.00	N/A	11/06/24	--	8,337,517.27	0.00	04/06/24
45	30308657	MF	Hobart	IN	Actual/360	4.515%	31,424.31	13,492.19	0.00	N/A	11/01/24	--	8,082,556.57	8,069,064.38	04/01/24
46	30308658	OF	Bourbonnais	IL	Actual/360	4.790%	27,452.62	22,634.17	0.00	10/01/24	10/01/39	--	6,655,628.61	6,632,994.44	04/01/24
48	30308660	SS	Superior	CO	Actual/360	4.309%	25,681.82	14,940.98	0.00	N/A	12/01/24	--	6,921,339.36	6,906,398.38	04/01/24
50	30308662	RT	Austin	TX	Actual/360	4.328%	25,908.37	11,330.40	0.00	N/A	12/06/24	--	6,951,743.07	6,940,412.67	04/06/24
51	30308663	LO	Indianapolis	IN	Actual/360	4.940%	27,453.33	11,840.61	0.00	N/A	10/06/24	--	6,453,701.07	6,441,860.46	03/06/24
52	30308664	MF	Gainesville	FL	Actual/360	4.485%	25,100.64	11,822.35	0.00	N/A	12/01/24	--	6,499,248.82	6,487,426.47	04/01/24
53	30308665	RT	Buford	GA	Actual/360	4.620%	24,053.70	11,555.43	0.00	N/A	12/05/24	--	6,046,175.92	6,034,620.49	04/05/24
54	30308666	RT	Redding	CA	Actual/360	4.495%	22,748.97	10,672.66	0.00	N/A	12/01/24	--	5,877,232.64	5,866,559.98	04/01/24
59	30308671	RT	Far Rockaway	NY	Actual/360	4.630%	15,791.74	13,496.58	0.00	N/A	12/06/24	--	3,960,862.50	3,947,365.92	04/06/24
60	30308672	OF	Liberty Corner	NJ	Actual/360	4.630%	15,079.00	13,082.85	0.00	N/A	10/05/24	--	3,782,094.39	3,769,011.54	04/05/24
61	30308673	IN	Mundelein	IL	Actual/360	4.900%	14,427.15	7,465.33	0.00	N/A	08/01/24	--	3,419,206.08	3,411,740.75	04/01/24
62	30308674	RT	Northridge	CA	Actual/360	4.570%	12,976.68	3,297,526.12	0.00	N/A	10/06/24	--	3,297,526.12	0.00	04/06/24
64	30308676	MF	Oxford	MS	Actual/360	4.850%	11,682.33	5,995.35	0.00	N/A	12/01/24	--	2,797,231.77	2,791,236.42	04/01/24
65	30308677	RT	Flagstaff	AZ	Actual/360	4.770%	10,581.37	5,627.09	0.00	N/A	11/01/24	--	2,576,110.15	2,570,483.06	04/01/24
66	30308678	MH	Watsonville	CA	Actual/360	4.820%	9,946.37	4,515.19	0.00	N/A	09/01/24	--	2,396,394.90	2,391,879.71	04/01/24
67	30308679	MH	Mission	TX	Actual/360	4.760%	8,999.96	4,865.78	0.00	N/A	09/06/24	--	2,195,706.88	2,190,841.10	04/06/24
68	30308680	MH	Erie	PA	Actual/360	4.830%	8,691.30	4,523.35	0.00	N/A	11/01/24	--	2,089,673.44	2,085,150.09	04/01/24
Totals							3,537,530.58	13,358,916.85	0.00				985,321,496.26	971,962,579.41
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	28,798,247.64	27,710,106.64	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	4,362,732.42	4,488,574.74	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	93,156.64	0.00
4	398,096.61	2,426,802.68	01/01/23	09/30/23	05/11/23	39,006,351.36	1,645,759.88	(409.82)	6,764,227.07	0.00	6,536,715.86
5	10,714,292.44	5,368,623.61	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	8,669,034.96	8,662,141.16	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	7,754,592.58	8,584,221.41	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,781,785.29	3,815,574.67	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	2,724,334.69	2,414,418.03	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	2,520,881.56	3,527,157.76	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	2,487,060.65	3,458,314.15	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	4,135,875.87	4,170,913.63	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,051,197.59	1,094,110.72	01/01/23	06/30/23	--	0.00	0.00	147,044.63	147,044.63	0.00	0.00
22	2,971,196.44	2,845,214.49	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	3,577,818.97	3,722,585.29	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,751,261.10	1,079,077.98	01/01/23	09/30/23	12/01/22	0.00	0.00	125,093.00	2,003,055.13	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	2,174,683.97	2,187,681.93	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	1,585,060.92	1,709,114.50	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	2,035,190.01	2,390,095.24	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	2,105,575.56	2,263,790.04	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	747,300.97	1,100,181.84	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	1,254,239.27	1,240,501.76	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,584,151.66	1,406,820.38	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	885,403.12	758,131.29	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	951,717.83	1,115,814.47	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
50	926,617.49	748,965.16	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
51	339,390.18	248,595.38	01/01/23	12/31/23	--	0.00	0.00	39,266.15	39,266.15	0.00	0.00
52	605,212.87	620,798.76	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
53	721,743.72	815,903.74	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
54	919,000.74	883,305.69	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
59	497,078.85	519,318.42	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
60	565,033.51	668,519.03	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	309,639.59	311,261.12	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
66	218,671.88	242,710.95	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
67	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
68	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	105,124,120.95	102,599,346.66				39,006,351.36	1,645,759.88	310,993.96	8,953,592.98	93,156.64	6,536,715.86

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
44	30308656	8,324,066.63	Payoff w/ penalty	83,240.67	0.00
62	30308674	3,290,078.68	Payoff Prior to Maturity	0.00	0.00
Totals		11,614,145.31		83,240.67	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/24	0	0.00	0	0.00	2	67,108,009.83	1	20,902,471.15	1	46,205,538.68	0	0.00	0	0.00	2	11,614,145.31	4.383345%	4.368266%	7
03/15/24	0	0.00	0	0.00	2	67,147,405.11	1	20,941,866.43	1	46,205,538.68	0	0.00	0	0.00	0	0.00	4.384433%	4.369409%	8
02/16/24	0	0.00	0	0.00	2	67,192,200.40	1	20,986,661.72	1	46,205,538.68	0	0.00	0	0.00	0	0.00	4.384654%	4.369629%	9
01/18/24	0	0.00	0	0.00	2	67,231,249.84	1	21,025,711.16	1	46,205,538.68	0	0.00	0	0.00	0	0.00	4.384846%	4.369820%	10
12/15/23	0	0.00	0	0.00	2	67,270,138.88	1	21,064,600.20	1	46,205,538.68	0	0.00	0	0.00	0	0.00	4.385037%	4.370010%	11
11/17/23	0	0.00	0	0.00	2	67,311,664.92	1	21,106,126.24	1	46,205,538.68	0	0.00	0	0.00	0	0.00	4.385239%	4.370212%	12
10/17/23	0	0.00	0	0.00	2	67,350,223.63	1	21,144,684.95	1	46,205,538.68	0	0.00	0	0.00	1	6,228,750.00	4.385427%	4.370398%	13
09/15/23	0	0.00	0	0.00	2	67,391,431.27	1	21,185,892.59	1	46,205,538.68	0	0.00	0	0.00	0	0.00	4.385094%	4.370094%	14
08/17/23	0	0.00	0	0.00	2	67,429,662.32	1	21,224,123.64	1	46,205,538.68	0	0.00	0	0.00	0	0.00	4.385278%	4.370278%	15
07/17/23	0	0.00	0	0.00	2	67,467,736.32	1	21,262,197.64	1	46,205,538.68	0	0.00	0	0.00	0	0.00	4.385461%	4.370460%	16
06/16/23	0	0.00	0	0.00	2	67,508,476.75	1	21,302,938.07	1	46,205,538.68	0	0.00	0	0.00	0	0.00	4.385656%	4.370653%	17
05/17/23	0	0.00	0	0.00	2	67,546,227.00	1	21,340,688.32	1	46,205,538.68	0	0.00	0	0.00	0	0.00	4.385835%	4.370832%	18
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	30308616	12/01/19	51	6	(409.82)	6,764,227.07	312.50	49,460,572.69	12/17/18	7	12/05/18		02/04/20
21	30308633	03/06/24	0	B	147,044.63	147,044.63	0.00	27,460,901.69
25	30308637	12/01/22	15	6	125,093.00	2,003,055.13	27,323.50	21,538,375.85	05/04/22	98		08/22/22
51	30308663	03/06/24	0	B	39,266.15	39,266.15	2,500.00	6,453,701.07
Totals					310,993.96	8,953,592.98	30,136.00	104,913,551.30
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		265,770,194	244,867,723	0		20,902,471
7 - 12 Months		699,559,391	653,353,852	0		46,205,539
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		6,632,994	6,632,994	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-24	971,962,579	904,854,570	0	0	20,902,471	46,205,539
Mar-24	985,321,496	918,174,091	0	0	20,941,866	46,205,539
Feb-24	987,262,654	920,070,453	0	0	20,986,662	46,205,539
Jan-24	988,993,219	921,761,969	0	0	21,025,711	46,205,539
Dec-23	990,717,118	923,446,979	0	0	21,064,600	46,205,539
Nov-23	992,536,554	925,224,890	0	0	21,106,126	46,205,539
Oct-23	994,246,800	926,896,576	0	0	21,144,685	46,205,539
Sep-23	1,002,281,803	934,890,372	0	0	21,185,893	46,205,539
Aug-23	1,003,978,499	936,548,837	0	0	21,224,124	46,205,539
Jul-23	1,005,668,659	938,200,923	0	0	21,262,198	46,205,539
Jun-23	1,007,455,518	939,947,041	0	0	21,302,938	46,205,539
May-23	1,009,132,282	941,586,055	0	0	21,340,688	46,205,539
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	30308614	59,069,409.89	59,069,409.89	87,000,000.00	10/31/14	3,580,603.74	0.95000	12/31/23	01/01/25	247
4	30308616	46,205,538.68	49,460,572.69	23,200,000.00	12/28/23	1,884,763.68	0.60000	09/30/23	12/01/24	247
25	30308637	20,902,471.15	21,538,375.85	21,200,000.00	09/07/23	955,665.98	0.63000	09/30/23	10/01/24	247
Totals		126,177,419.72	130,068,358.43	131,400,000.00		6,421,033.40

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	30308614	OF	PA	12/19/23	98

4/11/2024- The loan transferred to Special Servicing effective 12/19/2023. 1515 Market is a 20-story Class A office building totaling 502,217 SF located at 1515 Market Street in the Center City submarket in Philadelphia, PA. Occupancy as of

February 2024 is 73%. The asset was built in 1960 and renovated in 2017. Property amenities include bike racks, a conference center, and 24/7 security. The property has 0 parking spaces, but it has underground access to public transit. The

Borrower signed a PNA in January 2024. A February 2024 site inspection found the asset in good overall condition. The loan is current and due for the April 2024 payment. The special servicer is engaging in discussions with Borrower to discuss next steps.

4	30308616	OF	TX	12/17/18	7

"4/11/2024- Loan transferred to SS on 12/17/2018 as a result of the Borrower filing for bankruptcy protection on 12/05/2018. Lender struck a deal with the Borrower to dismiss the BK, consent to the foreclosure, consent to appointment of receiver and payment of borrower legal fees. Lender completed the foreclosure on February 4, 2020. The asset was marketed for sale subsequently, however, it was not successful. New Special Servicer is in place effective 11/17/2023. The subject collateral consists of 7 low -rise office buildings totaling 315,936 SF, located in Houston, TX, built in 2001. As of March 2024, the property is 52% leased. The properties were most recently inspected in December 2023 and found to be in good overall condition given their age. Leasing efforts to stabilize the property continue.
"

25	30308637	RT	CT	05/04/22	98

4/11/2024- The loan transferred into special servicing for imminent default effective 5/4/2022. Loan collateral is a 189,864 sf retail center located in Newington, CT. The property is currently 84% leased with anchor tenants Stop & Shop (65,243 sf,

LXD 2/ 28/2026) and Bob''s Stores (48,884 sf, MTM). A receiver was appointed on 9/26/2022. Strategy is to sell the asset via a Receiver Sale, which is anticipated to close in Q2 2024.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	30308617	46,900,602.96	4.52700%	46,900,602.96	4.52700%	8	05/08/20	06/01/20	06/08/20
5	30308617	0.00	4.52700%	0.00	4.52700%	8	06/08/20	06/01/20	05/08/20
8	30308620	0.00	4.04500%	0.00	4.04500%	10	05/13/22	05/13/22	08/12/22
15	30308627	0.00	4.40000%	0.00	4.40000%	8	01/12/21	06/30/20	01/14/21
15	30308627	0.00	4.40000%	0.00	4.40000%	8	01/14/21	06/30/20	01/12/21
17	30308629	32,379,529.30	5.22000%	32,379,529.30	5.22000%	10	04/28/20	05/01/20	05/07/20
17	30308629	0.00	5.22000%	0.00	5.22000%	8	09/11/20	09/01/20	08/27/20
17	30308629	32,113,066.97	5.22000%	32,113,066.97	5.22000%	8	08/27/20	09/01/20	09/11/20
22	30308634	0.00	4.59860%	0.00	4.59860%	8	05/26/21	01/01/21	06/22/21
22	30308634	0.00	4.59860%	0.00	4.59860%	8	06/22/21	01/01/21	05/26/21
31	30308643	17,436,878.10	4.60960%	17,436,878.10	4.60960%	8	05/15/20	06/01/20	05/27/20
31	30308643	0.00	4.60960%	0.00	4.60960%	8	05/27/20	06/01/20	05/15/20
34	30308646	0.00	4.04350%	0.00	4.04350%	8	07/09/21	07/09/21	09/03/21
34	30308646	0.00	4.04350%	0.00	4.04350%	8	09/03/21	07/09/21	07/09/21
35	30308647	13,290,473.44	4.90000%	13,290,473.44	4.90000%	8	07/29/20	06/01/20	07/30/20
35	30308647	0.00	4.90000%	0.00	4.90000%	8	07/30/20	06/01/20	07/29/20
51	30308663	0.00	4.94000%	0.00	4.94000%	8	09/10/20	08/06/20	08/27/20
51	30308663	6,918,535.91	4.94000%	6,918,535.91	4.94000%	8	08/27/20	08/06/20	09/10/20
Totals		116,659,557.38		116,659,557.38
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
40	30308652 11/18/20	10,323,014.79	10,300,000.00	6,940,918.09	276,013.72	6,940,918.09	6,664,904.37	3,658,110.42	0.00	69,970.24	3,588,140.18	31.20%
47	30308659 03/17/23	7,292,709.19	3,800,000.00	4,172,394.00	539,189.72	4,172,394.00	3,633,204.28	3,659,504.91	0.00	0.00	3,659,504.91	43.82%
57	30308669 10/17/22	5,213,455.18	5,600,000.00	4,750,232.47	379,779.34	4,750,232.47	4,370,453.13	843,002.05	0.00	21,769.78	821,232.27	13.51%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		22,829,179.16	19,700,000.00	15,863,544.56	1,194,982.78	15,863,544.56	14,668,561.78	8,160,617.38	0.00	91,740.02	8,068,877.36

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	08/17/22	0.00	0.02	0.00	0.00	0.00	0.00	0.00	0.00	561.04
		09/17/21	561.04	0.02	0.00	0.00	0.00	561.04	0.00	0.00
		12/17/20	0.00	0.02	0.00	0.00	0.00	0.00	0.00	0.00
40	30308652	08/17/22	0.00	0.00	3,588,140.18	0.00	0.00	(34,704.59)	0.00	0.00	3,588,140.18
		09/17/21	0.00	0.00	3,622,844.77	0.00	0.00	(561.06)	0.00	0.00
		12/17/20	0.00	0.00	3,623,405.83	0.00	0.00	(34,704.59)	0.00	0.00
		11/18/20	0.00	0.00	3,658,110.42	0.00	0.00	3,658,110.42	0.00	0.00
47	30308659	03/17/23	0.00	0.00	3,659,504.91	0.00	0.00	3,659,504.91	0.00	0.00	3,659,504.91
57	30308669	03/15/24	0.00	0.00	821,232.27	0.00	0.00	(21,769.78)	0.00	0.00	821,232.27
		10/17/22	0.00	0.00	843,002.05	0.00	0.00	843,002.05	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			561.04	0.06	8,068,877.36	0.00	0.00	8,069,438.40	0.00	0.00	8,069,438.40

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	799.57	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	9,947.03	0.00	0.00	0.00	0.00	178,449.64	0.00	0.00	0.00	0.00
8	0.00	0.00	0.00	0.00	1,080.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	4,508.32	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	303.07	0.00	0.00	0.00
Total	0.00	0.00	15,254.92	0.00	1,080.03	0.00	0.00	178,449.64	303.07	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		195,087.66

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28